Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment, Net [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

9. PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment consisted of the following:

	As of December 31,
	2023	2024
	RMB	RMB	US$
Leasehold improvements	754	534	73
Computer and electronic equipment	1,930	2,457	337
Manufacturing equipment	12,501	12,460	1,707
Office equipment	187	288	40
Motor vehicles	3,914	4,367	598
Construction in process	1,056	-	-
	20,342	20,106	2,755
Less: loss of impairment	(1,896)	(1,896)	(260)
Less: accumulated depreciation	(6,682)	(9,554)	(1,309)
	11,764	8,656	1,186

For the years ended December 31, 2023 and 2024, the Group recorded depreciation expenses of RMB2,522 and RMB2,872 (US$393) respectively. There is RMB1,896 of impairment of property, plant and equipment recognized as of the years ended December 31, 2023 and 2024, respectively.

The loss of the impairment was due to the permanent withdrawn of a production line made in 2023.